Shareholder Report, Holdings (Details)	Jul. 31, 2024
Computer Softwareand Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.75%
Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Diversified Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Drug [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Semiconductor Capital Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%
Medical Diagnostic And Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
Railroad [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Online Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Retail Apparel And Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Computer And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Semiconductor [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Farm And Construction Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Home Improvement Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Transportation And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Telecommunications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Insurance Property And Casualty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Health Care Plans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Health Care Providers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%